Subsequent events (Details) ₽ in Thousands					6 Months Ended
	Aug. 13, 2020 shares	Aug. 11, 2020 RUB (₽)	Jul. 20, 2020 $ / shares shares	Jul. 09, 2020 RUB (₽)	Jun. 30, 2020 RUB (₽)	May 08, 2019 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Second and final tranche of the loan provided | ₽					₽ 11,541
Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held by shareholders (as a percent)			51.15%
Secondary Public Offering ("SPO") [Member] | Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Offering price per share | $ / shares			$ 20.25
Skillaz | Loans provided by company
Disclosure of non-adjusting events after reporting period [line items]
Second and final tranche of the loan provided | ₽		₽ 7,694
ELQ Investors VIII Limited | Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held by shareholders (as a percent)			37.26311%
Highworld Investments Limited | Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held by shareholders (as a percent)			13.89125%
American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Offering price per share | $ / shares						$ 13.50
American Depositary Shares [Member] | Secondary Public Offering ("SPO") [Member] | Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares			5,000,000
Number of ordinary shares of ELQ Investors VIII Limited represented by each ADS | shares			1
Offering price per share | $ / shares			$ 20.25
American Depositary Shares [Member] | Underwriter's Over-Allotment Option [Member] | Major share transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares	510,217
Vsya rabota LLC | Establishment of a new subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held (as a percent)				50.00%
Contribution to share capital of the subsidiary | ₽				₽ 44